Mezzanine Equity (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity [Line Items]
Summary of Mezzanine Equity

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance as of January 1	—	1,056,237	165,747
Business combinations (Note 19)	1,056,237	—	—
Accretion of mezzanine equity	—	411,792	64,619

Balance as of December 31	1,056,237	1,468,029	230,366